Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of the Income Tax Benefit	The components of the income tax expense (benefit) are as follows:
	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Current	1,072	1,464	1,160	160
Deferred	(10,680)	(2,389)	7,425	1,024
Total income tax expense (benefit)	(9,608)	(925)	8,585	1,184

Schedule of the Deferred Income Tax Assets and Liabilities	The principal components of the deferred income tax assets and liabilities are as follows:
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	28,314	26,104	3,600
Allowance for doubtful accounts, credit losses and impairment losses	1,723	1,723	238
Advertising expense	-	7,931	1,094
Intangible assets and other temporary book/tax differences	-	2,478	341
Subtotal	30,037	38,236	5,273
Less: valuation allowances	6,059	21,684	2,990
Total	23,978	16,552	2,283

Schedule of Reconciliation between the Statutory Tax Rate to Income before Income Taxes	Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:
	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

PRC	(54,265)	(60,049)	(32,676)	(4,506)
Hong Kong	(85)	(140)	(502)	(69)
Others	(1,324)	(1,403)	(1,814)	(251)
Total loss from operations before income taxes	(55,674)	(61,592)	(34,992)	(4,826)
PRC income tax statutory rate	25%	25%	25%	25%
Income tax benefit at statutory tax rate	(13,919)	(15,398)	(8,748)	(1,206)
Preferential tax treatments	403	7,186	3,262	450
Super deduction of qualified R&D expenditures	(360)	-	(138)	(19)
Expenses not deductible for tax purposes	998	695	500	69
Uncertain tax provision	2,800	1,400	260	36
Deferred tax effect of tax rate change	-	768	(5,751)	(793)
Impact of different tax rates in other jurisdictions	354	385	579	80
True-up temporary book/tax differences	-	-	2,123	293
Disposal of a subsidiary	-	-	(6,561)	(905)
Others	(114)	264	8	1
Valuation allowances	230	3,775	23,051	3,178
Income tax expense (benefit)	(9,608)	(925)	8,585	1,184

Schedule of Movements of Unrecognized Tax Benefits	Movements of unrecognized tax benefits are as follows:
	RMB	US$
Balance as of July 1, 2020	9,300	1,316
Provisions for uncertain tax positions during the year ended June 30, 2021	2,800	434
Balance as of June 30, 2021	12,100	1,874
Provisions for uncertain tax positions during the year ended June 30, 2022	1,400	209
Balance as of June 30, 2022	13,500	2,015
Provisions for uncertain tax positions during the year ended June 30, 2023	260	36
Balance as of June 30, 2023	13,760	1,898